POST BALANCE SHEET DATE EVENTS (Details) - Classification of assets as held for sale $ in Millions	1 Months Ended		3 Months Ended
	Aug. 31, 2019 Agreements	Jul. 31, 2019 USD ($) Counterparties	Jun. 30, 2019 USD ($) Vessel
MR vessels TORM Torino And TORM Titan
Disclosure of non-adjusting events after reporting period [line items]
Number of counterparties | Counterparties		2
Net cash proceeds		$ 52
Repayement of exiting debt		$ 18
MR vessels TORM Alice and TORM Alexandra
Disclosure of non-adjusting events after reporting period [line items]
Number of sale and leaseback agreements | Agreements	2
MR vessels TORM San Jacinto and Handy vessel TORM Saone
Disclosure of non-adjusting events after reporting period [line items]
Number of additional sold vessels | Vessel			2
Net cash proceeds			$ 16
Repayement of exiting debt			$ 9